Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Wong Kim Kwan Kings [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount	$ 621,489	$ 160,089	$ 57,690
Relationship	Director and former controlling shareholder of the Company	Director and former controlling shareholder of the Company	Director and controlling shareholder of the Company
Note	Advancement of unsecured interest free loan payable, repayable on demand	Repayment of unsecured interest free loan payable, repayable on demand	Repayment of unsecured interest free loan payable, repayable on demand
Chong Kin Chung [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount		$ 140,564
Relationship		A key management staff of the Company
Note		Advancement of unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount		$ 429,065	$ 429,065
Relationship		Shareholder of the Company	Shareholder of the Company
Note		Repayment of unsecured interest free loan payable, repayable within one year from drawdown.	Proceeds from unsecured interest free loan payable, repayable within one year from drawdown.
Chong Kin Fai [Member]
Related Party Transaction [Line Items]
Related party transactions, Amount			$ 63,735
Relationship			A former director and principal owner of the Company
Note			Repayment of unsecured interest free loan payable, repayable on demand